Provision for Reclamation Liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Provision for Reclamation Liabilities Explanatory [Abstract]
Schedule of provision for reclamation liabilities
($000s)	September 30, 2022	December 31, 2021
Beginning of the period	8,442	6,164
Disbursements	(2,992)	(3,320)
Environmental rehabilitation (recovery) expense	99	5,515
Accretion	53	83
End of the period	5,602	8,442

Provision for reclamation liabilities - current	2,880	3,680
Provision for reclamation liabilities - long-term	2,722	4,762
	5,602	8,442